UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	6-30

Date of reporting period:	12-31-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT                    DECEMBER 31, 2011

International Bond Fund

Table of Contents

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	22
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated June 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed dramatically from the 12 months that preceded it. As the period covered by this report opened in July 2011, U.S. stock investors had just enjoyed a span during the last half of 2010 and the first half of 2011 in which the broad market climbed approximately 30%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded in the late spring and summer of last year as financial and economic challenges emerged. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of December 31, 2011, generally reflected a more risk-averse investor mindset—the Barclays Capital U.S. Aggregate Bond Index returned 4.98%, compared with –3.69% for the S&P 500 Index. But 2011 ended on a better economic and financial note than many anticipated. More risk tolerance returned in the fourth quarter as concerns about Europe eased. However, further volatility appears likely in 2012 as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election potentially sway the markets.

We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of December 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BEGBX	-0.41%	5.72%	4.92%	7.78%	6.13%	1/7/92
Barclays Capital Global Treasury ex-U.S. Bond Index	—	0.53%	5.24%	7.18%	8.38%	6.53%(2)	—
JPMorgan Global Traded Government Bond (unhedged) Index	—	3.21%	7.22%	7.61%	7.96%	6.60%(2)	—
Institutional Class	AIDIX	-0.35%	5.94%	5.13%	—	5.40%	8/2/04
A Class(3) No sales charge* With sales charge*	AIBDX	-0.60% -5.08%	5.47% 0.72%	4.61% 3.65%	7.50% 7.01%	4.65% 4.28%	10/27/98
C Class No sales charge* With sales charge*	AIQCX	-1.01% -1.98%	4.65% 4.65%	— —	— —	3.12% 3.12%	9/28/07
R Class	AIBRX	-0.71%	5.19%	—	—	3.64%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 12/31/91, the date nearest the Investor Class’s inception for which data are available.
(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.81%	0.61%	1.06%	1.81%	1.31%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

DECEMBER 31, 2011
Portfolio at a Glance
Average Duration (effective)	6.8 years
Weighted Average Life	9.4 years

Bond Holdings by Country	% of net assets
Japan	23.6%
United Kingdom	17.0%
Germany(1)	6.4%
Spain(1)	4.9%
Belgium(1)	4.9%
Netherlands(1)	4.6%
France(1)	4.5%
Austria(1)	4.5%
Finland(1)	4.1%
Canada	3.7%
Denmark	3.2%
Multi-National	2.5%
Australia	2.2%
Switzerland	1.3%
Italy(1)	1.0%
Sweden	0.9%
Ireland(1)	0.6%
Norway	0.4%
United States	—(2)
Cash and Equivalents(3)	9.7%
(1)These countries are members of the eurozone. (2)Category is less than 0.05% of total net assets. (3)Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Government Bonds	81.8%
Credit	8.5%
Short-Term Investments	—*
Temporary Cash Investments	3.1%
Other Assets and Liabilities	6.6%**
* Category is less than 0.05% of total net assets. ** Amount relates primarily to foreign currency holdings at period end.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period(1) 7/1/11 – 12/31/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$995.90	$4.06	0.81%
Institutional Class	$1,000	$996.50	$3.06	0.61%
A Class	$1,000	$994.00	$5.31	1.06%
C Class	$1,000	$989.90	$9.05	1.81%
R Class	$1,000	$992.90	$6.56	1.31%
Hypothetical
Investor Class	$1,000	$1,021.06	$4.12	0.81%
Institutional Class	$1,000	$1,022.07	$3.10	0.61%
A Class	$1,000	$1,019.81	$5.38	1.06%
C Class	$1,000	$1,016.04	$9.17	1.81%
R Class	$1,000	$1,018.55	$6.65	1.31%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

DECEMBER 31, 2011 (UNAUDITED)

		Principal Amount	Value
Government Bonds — 81.8%
AUSTRALIA — 2.2%
Government of Australia, 6.50%, 5/15/13	AUD	12,450,000	$ 13,279,586
Government of Australia, 5.75%, 7/15/22	AUD	3,220,000	3,850,785
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	12,100,000	13,139,574
			30,269,945
AUSTRIA — 4.5%
Republic of Austria, 3.40%, 10/20/14	EUR	16,280,000	22,402,952
Republic of Austria, 4.35%, 3/15/19(1)	EUR	10,780,000	15,400,839
Republic of Austria, 3.90%, 7/15/20	EUR	8,850,000	12,276,969
Republic of Austria, 4.15%, 3/15/37(1)	EUR	7,285,000	10,639,333
			60,720,093
BELGIUM — 4.9%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	21,000,000	28,065,031
Kingdom of Belgium, 4.00%, 3/28/18	EUR	12,195,000	16,205,747
Kingdom of Belgium, 3.75%, 9/28/20	EUR	8,370,000	10,695,721
Kingdom of Belgium, 5.00%, 3/28/35	EUR	7,800,000	11,087,628
			66,054,127
CANADA — 3.7%
Government of Canada, 5.00%, 6/1/14	CAD	20,090,000	21,606,487
Government of Canada, 3.25%, 6/1/21	CAD	4,650,000	5,075,860
Government of Canada, 5.75%, 6/1/33	CAD	8,960,000	13,526,675
Province of Ontario Canada, 4.40%, 6/2/19	CAD	9,500,000	10,576,869
			50,785,891
DENMARK — 3.2%
Kingdom of Denmark, 4.00%, 11/15/17	DKK	75,000,000	15,345,637
Kingdom of Denmark, 4.00%, 11/15/19	DKK	8,300,000	1,731,073
Kingdom of Denmark, 7.00%, 11/10/24	DKK	51,900,000	14,316,522
Kingdom of Denmark, 4.50%, 11/15/39	DKK	43,400,000	11,391,939
			42,785,171
FINLAND — 4.1%
Government of Finland, 3.125%, 9/15/14	EUR	11,440,000	15,799,397
Government of Finland, 3.875%, 9/15/17	EUR	13,290,000	19,163,261
Government of Finland, 4.375%, 7/4/19	EUR	2,725,000	4,052,588
Government of Finland, 3.375%, 4/15/20	EUR	6,490,000	9,114,381
Government of Finland, 4.00%, 7/4/25	EUR	5,500,000	8,154,215
			56,283,842
FRANCE — 4.0%
French Treasury Note, 2.25%, 2/25/16	EUR	18,980,000	24,970,193
Government of France, 4.00%, 4/25/14	EUR	4,370,000	6,034,925
Government of France, 3.25%, 10/25/21	EUR	6,100,000	7,947,650
Government of France, 5.50%, 4/25/29	EUR	4,280,000	6,859,673
Government of France, 4.75%, 4/25/35	EUR	5,590,000	8,444,232
			54,256,673
GERMANY — 4.4%
German Federal Republic, 2.00%, 2/26/16	EUR	12,390,000	16,955,430
German Federal Republic, 3.00%, 7/4/20	EUR	7,070,000	10,146,083
German Federal Republic, 2.25%, 9/4/20	EUR	6,500,000	8,824,274
German Federal Republic, 4.75%, 7/4/34	EUR	11,410,000	20,489,542

Principal Amount	Value
German Federal Republic, 4.25%, 7/4/39	EUR	1,600,000	$ 2,828,391
			59,243,720
JAPAN — 23.6%
Government of Japan, 0.60%, 9/20/14	JPY	3,072,600,000	40,369,541
Government of Japan, 1.20%, 6/20/15	JPY	3,530,000,000	47,379,598
Government of Japan, 1.70%, 9/20/17	JPY	2,700,000,000	37,595,457
Government of Japan, 1.50%, 9/20/18	JPY	5,330,000,000	73,652,401
Government of Japan, 2.10%, 12/20/26	JPY	5,342,850,000	75,251,929
Government of Japan, 2.40%, 3/20/37	JPY	842,000,000	12,201,003
Japan Finance Organization for Municipalities, 1.90%, 6/22/18	JPY	2,360,000,000	33,217,774
			319,667,703
NETHERLANDS — 4.6%
Kingdom of Netherlands, 4.25%, 7/15/13	EUR	11,600,000	15,937,224
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	13,850,000	20,123,664
Kingdom of Netherlands, 3.50%, 7/15/20	EUR	10,340,000	14,851,445
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	7,140,000	11,768,550
			62,680,883
NORWAY — 0.4%
Government of Norway, 4.25%, 5/19/17	NOK	28,000,000	5,227,405
SPAIN — 4.4%
Government of Spain, 4.25%, 1/31/14	EUR	10,730,000	14,127,974
Government of Spain, 5.50%, 7/30/17	EUR	16,410,000	22,461,868
Government of Spain, 5.50%, 4/30/21	EUR	8,540,000	11,376,749
Government of Spain, 4.90%, 7/30/40	EUR	10,380,000	11,621,116
			59,587,707
SWEDEN — 0.9%
Government of Sweden, 6.75%, 5/5/14	SEK	26,200,000	4,322,778
Government of Sweden, 4.25%, 3/12/19	SEK	47,530,000	8,231,257
			12,554,035
SWITZERLAND — 1.3%
Switzerland Government Bond, 3.75%, 6/10/15	CHF	9,800,000	11,765,780
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,600,000	5,497,786
			17,263,566
UNITED KINGDOM — 15.6%
Government of United Kingdom, 5.00%, 9/7/14	GBP	13,100,000	22,863,250
Government of United Kingdom, 4.00%, 9/7/16	GBP	13,770,000	24,458,812
Government of United Kingdom, 4.50%, 3/7/19	GBP	15,300,000	28,647,044
Government of United Kingdom, 3.75%, 9/7/19	GBP	14,090,000	25,269,090
Government of United Kingdom, 3.75%, 9/7/21	GBP	10,540,000	18,939,263
Government of United Kingdom, 4.25%, 3/7/36	GBP	25,990,000	49,568,544
Government of United Kingdom, 4.50%, 12/7/42	GBP	21,045,000	42,222,660
			211,968,663
TOTAL GOVERNMENT BONDS (Cost $1,043,761,547)			1,109,349,424
Credit — 8.5%
FRANCE — 0.5%
Compagnie de Financement Foncier, 4.375%, 4/25/19	EUR	5,500,000	7,429,030
GERMANY — 2.0%
KfW, 4.375%, 10/11/13	EUR	19,400,000	26,662,245
IRELAND — 0.6%
GE Capital European Funding, 5.375%, 1/16/18	EUR	5,860,000	8,245,379

Principal Amount	Value
ITALY — 1.0%
Banca Monte dei Paschi di Siena SpA, 4.875%, 9/15/16	EUR	5,500,000	$ 6,752,372
Intesa Sanpaolo SpA, 5.00%, 1/27/21	EUR	5,500,000	6,541,589
			13,293,961
MULTI-NATIONAL — 2.5%
European Investment Bank MTN, 4.75%, 6/6/12	GBP	10,550,000	16,615,396
European Investment Bank MTN, 2.50%, 7/15/15	EUR	12,850,000	16,949,820
			33,565,216
SPAIN — 0.5%
Caja de Ahorros y Pensiones de Barcelona, 5.00%, 2/22/16	EUR	5,000,000	6,485,398
UNITED KINGDOM — 1.4%
Bank of Scotland plc MTN, 3.25%, 1/25/13	EUR	10,000,000	13,049,616
Royal Bank of Scotland plc (The), 4.875%, 1/20/17	EUR	4,785,000	5,862,834
			18,912,450
TOTAL CREDIT (Cost $127,449,435)			114,593,679
Short-Term Investments†
U.S. Treasury Bills, 0.02%, 2/23/12(2) (Cost $299,993)	USD	300,000	299,996

	Shares	Value
Temporary Cash Investments — 3.1%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $13,936,123), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $13,619,836)
		$ 13,619,836
	Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $6,945,054), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $6,809,926)	6,809,918
	Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $13,914,750), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $13,619,866)	13,619,836
SSgA U.S. Government Money Market Fund	7,953,497	7,953,497
	TOTAL TEMPORARY CASH INVESTMENTS (Cost $42,003,087)	42,003,087
	TOTAL INVESTMENT SECURITIES — 93.4% (Cost $1,213,514,062)	1,266,246,186
	OTHER ASSETS AND LIABILITIES — 6.6%(3)	89,028,524
	TOTAL NET ASSETS — 100.0%	$1,355,274,710

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
872,110	AUD for EUR	Westpac Group	1/27/12	$ 889,670	$ (29,447)
5,546,200	CAD for EUR	Barclays Bank plc	1/27/12	5,441,187	(123,097)
1,830,000	CHF for EUR	UBS AG	1/27/12	1,949,011	(135,746)
2,940,000	CHF for EUR	Deutsche Bank	1/27/12	3,131,199	(186,524)
9,840,000	CZK for EUR	Deutsche Bank	1/27/12	498,126	(49,346)
20,210,000	CZK for EUR	Deutsche Bank	1/27/12	1,023,081	(101,349)
16,540,000	DKK for EUR	UBS AG	1/27/12	2,880,192	(195,530)
16,600,000	DKK for EUR	UBS AG	1/27/12	2,890,640	(143,568)
2,581,847	EUR for SEK	UBS AG	1/27/12	3,342,024	(117,909)
1,237,257	GBP for EUR	Barclays Bank plc	1/27/12	1,921,081	(68,306)
62,022,510	JPY for CAD	UBS AG	1/27/12	806,059	12,729
147,000,000	JPY for EUR	HSBC Holdings plc	1/27/12	1,910,446	30,170
218,957,400	JPY for GBP	Barclays Bank plc	1/27/12	2,845,621	22,550

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
5,320,000	NOK for EUR	HSBC Holdings plc	1/27/12	$ 888,857	$ (66,414)
1,290,000	NZD for EUR	HSBC Holdings plc	1/27/12	1,002,630	(40,658)
9,830,000	SEK for EUR	UBS AG	1/27/12	1,426,719	(81,539)
3,270,000	SEK for EUR	HSBC Holdings plc	1/27/12	474,605	(27,124)
1,610,000	SGD for EUR	HSBC Holdings plc	1/27/12	1,241,192	(41,881)
1,726,444	AUD for USD	Westpac Group	1/27/12	1,761,206	(26,527)
300,000	AUD for USD	Westpac Group	1/27/12	306,040	(833)
10,314,795	CAD for USD	Barclays Bank plc	1/27/12	10,119,492	(162,606)
560,000	CAD for USD	HSBC Holdings plc	1/27/12	549,397	(2,039)
250,000	CHF for USD	UBS AG	1/27/12	266,258	(15,297)
50,000	CHF for USD	HSBC Holdings plc	1/27/12	53,252	(1,445)
95,580,000	CZK for USD	Deutsche Bank	1/27/12	4,838,500	(492,082)
311,491	EUR for USD	Deutsche Bank	1/27/12	403,204	(29,037)
2,500,000	EUR for USD	Barclays Bank plc	1/27/12	3,236,079	(131,946)
2,840,000	HKD for USD	Westpac Group	1/27/12	365,688	259
100,000,000	JPY for USD	UBS AG	1/27/12	1,299,623	20,442
39,385,069,996	KRW for USD	HSBC Holdings plc	1/27/12	34,133,703	(369,205)
5,178,289,996	KRW for USD	HSBC Holdings plc	1/27/12	4,487,848	(133,974)
50,846,817	NOK for USD	UBS AG	1/27/12	8,495,406	(644,116)
350,000	NOK for USD	Barclays Bank plc	1/27/12	58,477	(1,679)
7,239,859	NZD for USD	Westpac Group	1/27/12	5,627,051	(98,953)
510,000	NZD for USD	Barclays Bank plc	1/27/12	396,388	(5,936)
1,490,000	NZD for USD	Westpac Group	1/27/12	1,158,076	2,208
50,317,714	SEK for USD	Barclays Bank plc	1/27/12	7,303,078	(342,597)
9,930,000	SGD for USD	HSBC Holdings plc	1/27/12	7,655,300	(211,480)
1,500,000	SGD for USD	HSBC Holdings plc	1/27/12	1,156,390	(12,836)
571,530,000	TWD for USD	HSBC Holdings plc	1/30/12	18,885,532	(150,239)
79,430,000	TWD for USD	HSBC Holdings plc	1/30/12	2,624,670	(38,978)
				$149,742,998	$(4,191,885)

(Value on Settlement Date $153,934,883)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
658,042	EUR for AUD	Westpac Group	1/27/12	$ 851,791	$ 67,326
4,017,588	EUR for CAD	Barclays Bank plc	1/27/12	5,200,493	363,791
1,510,100	EUR for CHF	UBS AG	1/27/12	1,954,722	130,036
2,379,873	EUR for CHF	Deutsche Bank	1/27/12	3,080,583	237,140
396,582	EUR for CZK	Deutsche Bank	1/27/12	513,349	34,122
807,705	EUR for CZK	Deutsche Bank	1/27/12	1,045,519	78,911
2,222,685	EUR for DKK	UBS AG	1/27/12	2,877,114	198,607
2,231,345	EUR for DKK	UBS AG	1/27/12	2,888,323	145,885
23,370,000	SEK for EUR	UBS AG	1/27/12	3,391,905	68,027
1,437,987	EUR for GBP	Barclays Bank plc	1/27/12	1,861,376	128,010
810,000	CAD for JPY	UBS AG	1/27/12	794,663	(1,334)
1,368,868	EUR for JPY	HSBC Holdings plc	1/27/12	1,771,906	108,370
1,800,000	GBP for JPY	Barclays Bank plc	1/27/12	2,794,848	28,223
688,406	EUR for NOK	HSBC Holdings plc	1/27/12	891,094	64,177
750,349	EUR for NZD	HSBC Holdings plc	1/27/12	971,276	72,012

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,080,576	EUR for SEK	UBS AG	1/27/12	$ 1,398,732	$ 109,527
361,602	EUR for SEK	HSBC Holdings plc	1/27/12	468,069	33,661
927,687	EUR for SGD	HSBC Holdings plc	1/27/12	1,200,827	82,246
1,120,000	AUD for USD	Westpac Group	1/27/12	1,142,551	(4,351)
15,176,901	CHF for USD	UBS AG	1/27/12	16,163,908	1,073,168
44,380,014	DKK for USD	UBS AG	1/27/12	7,728,111	556,147
10,879,882	DKK for USD	UBS AG	1/27/12	1,894,568	129,295
5,249,000	EUR for USD	HSBC Holdings plc	1/27/12	6,794,472	464,843
1,000,000	EUR for USD	Barclays Bank plc	1/27/12	1,294,432	7,388
1,157,438	GBP for USD	HSBC Holdings plc	1/27/12	1,797,146	53,082
2,984,410	GBP for USD	UBS AG	1/27/12	4,633,873	55,978
1,000,000	GBP for USD	HSBC Holdings plc	1/27/12	1,552,693	17,725
2,000,000	GBP for USD	UBS AG	1/27/12	3,105,387	23,373
1,000,000	GBP for USD	Barclays Bank plc	1/27/12	1,552,693	(3,223)
1,000,000	GBP for USD	HSBC Holdings plc	1/27/12	1,552,693	12,257
3,950,000	JPY for USD	HSBC Holdings plc	1/27/12	51,335	(461)
1,541,894,524	JPY for USD	Westpac Group	1/27/12	20,038,817	280,015
92,860,000	JPY for USD	Barclays Bank plc	1/27/12	1,206,830	(11,951)
940,000	SEK for USD	Barclays Bank plc	1/27/12	136,431	1,938
				$104,602,530	$4,603,960

(Value on Settlement Date $109,206,490)

Notes to Schedule of Investments

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
CZK = Czech Koruna
DKK = Danish Krone
EUR = Euro
GBP = British Pound
HKD = Hong Kong Dollar
JPY = Japanese Yen
KRW = Korea Won
MTN = Medium Term Note
NOK = Norwegian Krone
NZD = New Zealand Dollar
SEK = Swedish Krona
SGD = Singapore Dollar
TWD = Taiwanese Dollar
USD = United States Dollar
†	Category is less than 0.05% of total net assets.
(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $26,040,172, which represented 1.9% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.
(3)	Amount relates primarily to foreign currency holdings at period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,213,514,062)	$1,266,246,186
Foreign currency holdings, at value (cost of $74,747,989)	73,832,813
Receivable for capital shares sold	1,352,762
Unrealized gain on forward foreign currency exchange contracts	4,713,638
Interest receivable	16,206,972
1,362,352,371

Liabilities
Payable for capital shares redeemed	1,881,044
Unrealized loss on forward foreign currency exchange contracts	4,301,563
Accrued management fees	867,122
Distribution and service fees payable	27,932
7,077,661

Net Assets	$1,355,274,710

Net Assets Consist of:
Capital paid in	$1,306,506,400
Undistributed net investment income	2,470,902
Accumulated net realized loss	(4,991,161)
Net unrealized appreciation	51,288,569
$1,355,274,710

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$937,609,248	65,672,429	$14.28
Institutional Class	$314,318,154	22,027,830	$14.27
A Class	$94,208,833	6,616,272	$14.24*
C Class	$8,904,606	622,608	$14.30
R Class	$233,869	16,368	$14.29
*Maximum offering price $14.91 (net asset value divided by 0.955)

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$18,423,416

Expenses:
Management fees	5,174,570
Distribution and service fees:
A Class	130,946
B Class	951
C Class	43,036
R Class	561
Trustees’ fees and expenses	39,314
Other expenses	452
5,389,830

Net investment income (loss)	13,033,586

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	12,802,138
Futures contract transactions	1,195,705
Foreign currency transactions	(3,666,439)
10,331,404

Change in net unrealized appreciation (depreciation) on:
Investments	(24,059,042)
Futures contracts	554,443
Translation of assets and liabilities in foreign currencies	(4,866,654)
(28,371,253)

Net realized and unrealized gain (loss)	(18,039,849)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,006,263)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED) AND YEAR ENDED JUNE 30, 2011
Increase (Decrease) in Net Assets	December 31, 2011	June 30, 2011
Operations
Net investment income (loss)	$13,033,586	$32,754,647
Net realized gain (loss)	10,331,404	7,032,240
Change in net unrealized appreciation (depreciation)	(28,371,253)	161,842,474
Net increase (decrease) in net assets resulting from operations	(5,006,263)	201,629,361

Distributions to Shareholders
From net investment income:
Investor Class	(19,770,208)	(43,376,216)
Institutional Class	(6,764,758)	(12,130,923)
A Class	(2,003,488)	(3,841,019)
B Class	(3,389)	(9,327)
C Class	(99,603)	(218,775)
R Class	(3,476)	(6,411)
From net realized gains:
Investor Class	—	(6,394,839)
Institutional Class	—	(1,666,487)
A Class	—	(599,295)
B Class	—	(1,902)
C Class	—	(42,714)
R Class	—	(1,125)
Decrease in net assets from distributions	(28,644,922)	(68,289,033)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	38,977,126	(291,241,383)

Net increase (decrease) in net assets	5,325,941	(157,901,055)

Net Assets
Beginning of period	1,349,948,769	1,507,849,824
End of period	$1,355,274,710	$1,349,948,769

Undistributed net investment income	$2,470,902	$18,082,238

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2011 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. International Bond Fund (the fund) is the sole fund issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high total return. The fund pursues its objective by investing in high-quality, non-dollar-denominated government and corporate debt securities issued outside the United States.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.4925% to 0.6100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2011 was 0.80% for the Investor Class, A Class, C Class and R Class and 0.60% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. Various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP) own, in aggregate, 16% of the shares of the fund. ACAAP does not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2011 were $224,478,492 and $225,857,548, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended December 31, 2011		Year ended June 30, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	11,675,047	$169,473,806	17,803,842	$251,343,037
Issued in reinvestment of distributions	1,253,548	18,242,762	3,083,942	42,785,732
Redeemed	(12,160,601)	(177,964,273)	(40,414,216)	(576,194,110)
	767,994	9,752,295	(19,526,432)	(282,065,341)
Institutional Class
Sold	5,582,493	81,339,623	8,452,326	119,853,819
Issued in reinvestment of distributions	453,592	6,593,422	946,397	13,114,198
Redeemed	(3,496,530)	(51,585,338)	(11,223,555)	(160,567,482)
	2,539,555	36,347,707	(1,824,832)	(27,599,465)
A Class
Sold	1,087,479	15,962,761	4,355,055	60,735,611
Issued in reinvestment of distributions	132,803	1,928,939	208,547	2,884,728
Redeemed	(1,868,892)	(27,280,237)	(3,049,566)	(43,424,562)
	(648,610)	(9,388,537)	1,514,036	20,195,777
B Class
Sold	660	10,006	2,612	37,930
Issued in reinvestment of distributions	110	1,615	407	5,637
Redeemed	(21,173)	(310,092)	(4,757)	(68,161)
	(20,403)	(298,471)	(1,738)	(24,594)
C Class
Sold	269,037	3,973,668	83,433	1,183,080
Issued in reinvestment of distributions	4,297	62,816	8,351	115,785
Redeemed	(102,795)	(1,503,732)	(211,483)	(3,000,921)
	170,539	2,532,752	(119,699)	(1,702,056)
R Class
Sold	4,219	61,690	27,756	401,493
Issued in reinvestment of distributions	238	3,476	545	7,536
Redeemed	(2,287)	(33,786)	(31,480)	(454,733)
	2,170	31,380	(3,179)	(45,704)
Net increase (decrease)	2,811,245	$38,977,126	(19,961,844)	$(291,241,383)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Government Bonds	—	$1,109,349,424	—
Credit	—	114,593,679	—
Short-Term Investments	—	299,996	—
Temporary Cash Investments	$7,953,497	34,049,590	—
Total Value of Investment Securities	$7,953,497	$1,258,292,689	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$412,075	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund regularly participated in interest rate risk derivative instruments during the first two months of the period.

Value of Derivative Instruments as of December 31, 2011

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$4,713,638	Unrealized loss on forward foreign currency exchange contracts	$4,301,563

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(3,188,321)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(192,632)

Interest Rate Risk	Net realized gain (loss) on futures contract transactions	1,195,705	Change in net unrealized appreciation (depreciation) on futures contracts	554,443
		$(1,992,616)		$ 361,811

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,214,143,154
Gross tax appreciation of investments	$ 91,349,681
Gross tax depreciation of investments	(39,246,649)
Net tax appreciation (depreciation) of investments	$ 52,103,032

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The fund has elected to treat $(15,366,441) of net capital losses incurred in the eight-month period ended June 30, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$14.65	0.14	(0.19)	(0.05)	(0.32)	—	(0.32)	$14.28	(0.41)%	0.81%(4)	1.89%(4)	18%	$937,609
2011	$13.45	0.31	1.53	1.84	(0.56)	(0.08)	(0.64)	$14.65	14.07%	0.81%	2.19%	44%	$951,100
2010	$14.38	0.35	(0.64)	(0.29)	(0.64)	—	(0.64)	$13.45	(2.39)%	0.82%	2.44%	64%	$1,135,772
2009	$15.13	0.43	(0.43)	—(5)	(0.54)	(0.21)	(0.75)	$14.38	0.16%	0.83%	3.05%	64%	$1,343,268
2008	$13.69	0.45	1.58	2.03	(0.59)	—	(0.59)	$15.13	15.03%	0.82%	3.01%	74%	$1,811,299
2007(6)	$13.78	0.20	(0.26)	(0.06)	(0.03)	—	(0.03)	$13.69	(0.45)%	0.83%(4)	2.95%(4)	37%	$1,440,762
2006	$13.03	0.34	0.73	1.07	(0.31)	(0.01)	(0.32)	$13.78	8.25%	0.82%	2.51%	206%	$1,317,505
Institutional Class
2011(3)	$14.66	0.15	(0.20)	(0.05)	(0.34)	—	(0.34)	$14.27	(0.35)%	0.61%(4)	2.09%(4)	18%	$314,318
2011	$13.46	0.34	1.53	1.87	(0.59)	(0.08)	(0.67)	$14.66	14.29%	0.61%	2.39%	44%	$285,697
2010	$14.39	0.38	(0.64)	(0.26)	(0.67)	—	(0.67)	$13.46	(2.19)%	0.62%	2.64%	64%	$286,817
2009	$15.15	0.46	(0.44)	0.02	(0.57)	(0.21)	(0.78)	$14.39	0.34%	0.63%	3.25%	64%	$228,895
2008	$13.70	0.48	1.58	2.06	(0.61)	—	(0.61)	$15.15	15.29%	0.62%	3.21%	74%	$250,179
2007(6)	$13.78	0.21	(0.26)	(0.05)	(0.03)	—	(0.03)	$13.70	(0.34)%	0.63%(4)	3.15%(4)	37%	$109,350
2006	$13.04	0.35	0.74	1.09	(0.34)	(0.01)	(0.35)	$13.78	8.43%	0.62%	2.71%	206%	$88,812

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(7)
2011(3)	$14.60	0.12	(0.20)	(0.08)	(0.28)	—	(0.28)	$14.24	(0.60)%	1.06%(4)	1.64%(4)	18%	$94,209
2011	$13.40	0.27	1.54	1.81	(0.53)	(0.08)	(0.61)	$14.60	13.84%	1.06%	1.94%	44%	$106,044
2010	$14.33	0.32	(0.65)	(0.33)	(0.60)	—	(0.60)	$13.40	(2.65)%	1.07%	2.19%	64%	$77,065
2009	$15.07	0.39	(0.43)	(0.04)	(0.49)	(0.21)	(0.70)	$14.33	(0.08)%	1.08%	2.80%	64%	$92,778
2008	$13.67	0.41	1.54	1.95	(0.55)	—	(0.55)	$15.07	14.50%	1.07%	2.76%	74%	$124,844
2007(6)	$13.77	0.18	(0.26)	(0.08)	(0.02)	—	(0.02)	$13.67	(0.57)%	1.08%(4)	2.70%(4)	37%	$72,787
2006	$13.01	0.30	0.74	1.04	(0.27)	(0.01)	(0.28)	$13.77	8.03%	1.07%	2.26%	206%	$65,452
C Class
2011(3)	$14.61	0.07	(0.21)	(0.14)	(0.17)	—	(0.17)	$14.30	(1.01)%	1.81%(4)	0.89%(4)	18%	$8,905
2011	$13.41	0.17	1.53	1.70	(0.42)	(0.08)	(0.50)	$14.61	12.96%	1.81%	1.19%	44%	$6,603
2010	$14.33	0.20	(0.63)	(0.43)	(0.49)	—	(0.49)	$13.41	(3.32)%	1.82%	1.44%	64%	$7,666
2009	$15.05	0.28	(0.43)	(0.15)	(0.36)	(0.21)	(0.57)	$14.33	(0.88)%	1.83%	2.05%	64%	$2,806
2008(8)	$14.55	0.22	0.69	0.91	(0.41)	—	(0.41)	$15.05	6.38%	1.82%(4)	1.93%(4)	74%(9)	$1,497
R Class
2011(3)	$14.63	0.10	(0.20)	(0.10)	(0.24)	—	(0.24)	$14.29	(0.71)%	1.31%(4)	1.39%(4)	18%	$234
2011	$13.43	0.24	1.53	1.77	(0.49)	(0.08)	(0.57)	$14.63	13.52%	1.31%	1.69%	44%	$208
2010	$14.35	0.27	(0.63)	(0.36)	(0.56)	—	(0.56)	$13.43	(2.82)%	1.32%	1.94%	64%	$233
2009	$15.09	0.34	(0.42)	(0.08)	(0.45)	(0.21)	(0.66)	$14.35	(0.40)%	1.33%	2.55%	64%	$102
2008(8)	$14.55	0.28	0.69	0.97	(0.43)	—	(0.43)	$15.09	6.76%	1.32%(4)	2.45%(4)	74%(9)	$28

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2011 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.
(6)
January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.

(7)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(8)	September 28, 2007 (commencement of sale) through June 30, 2008.
(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century International Bond Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74321   1202

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 29, 2012

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 29, 2012